Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Loans receivable, net, at December 31, 2018 and 2017 are summarized below.

	December 31,
	2018		2017
	Balance	% of Total Gross Loans	Balance	% of Total Gross Loans
Residential Real Estate Loans	$83,965,416	18.9%	$81,255,167	20.2%
Consumer Loans	56,907,555	12.8%	56,761,695	14.1%
Commercial Business Loans	28,086,686	6.3%	26,777,893	6.6%
Commercial Real Estate Loans	275,960,438	62.0%	237,814,628	59.1%
Total Loans Held For Investment	444,920,095	100.0%	402,609,383	100.0%
Loans Held For Sale	1,781,985		3,051,950
Total Loans Receivable, Gross	446,702,080		405,661,333
Less:
Allowance For Loan Losses	9,171,717		8,221,618
Loans in Process	7,225,271		6,804,533
Deferred Loan Fees	251,575		141,985
	16,648,563		15,168,136
Total Loans Receivable, Net	$430,053,517		$390,493,197

Financing Receivable Credit Quality Indicators
The following tables summarize the loan grades used by the Company to measure the credit quality of gross loans receivable, excluding those held for sale, by loan segment at December 31, 2018 and 2017.

December 31, 2018	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$75,558,544	$3,369,776	$958,354	$4,078,742	$83,965,416
Consumer	46,948,251	6,899,912	567,682	2,491,710	56,907,555
Commercial Business	22,670,318	4,708,036	339,533	368,799	28,086,686
Commercial Real Estate	204,197,354	45,653,796	18,492,785	7,616,503	275,960,438
Total	$349,374,467	$60,631,520	$20,358,354	$14,555,754	$444,920,095

December 31, 2017	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$73,225,237	$2,352,536	$1,384,222	$4,293,172	$81,255,167
Consumer	52,249,017	1,862,340	344,361	2,305,977	56,761,695
Commercial Business	23,396,550	2,066,749	767,048	547,546	26,777,893
Commercial Real Estate	158,232,465	53,798,061	21,269,279	4,514,823	237,814,628
Total	$307,103,269	$60,079,686	$23,764,910	$11,661,518	$402,609,383

Past Due Financing Receivables
The following tables present an age analysis of past due balances by category at December 31, 2018 and 2017.

	December 31, 2018
	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$332,000	$497,713	$829,713	$83,135,703	$83,965,416
Consumer	555,798	247,894	1,120,462	1,924,154	54,983,401	56,907,555
Commercial Business	205,613	106,163	18,648	330,424	27,756,262	28,086,686
Commercial Real Estate	1,556,863	424,103	1,634,770	3,615,736	272,344,702	275,960,438
Total	$2,318,274	$1,110,160	$3,271,593	$6,700,027	$438,220,068	$444,920,095

	December 31, 2017
	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$395,763	$—	$948,875	$1,344,638	$79,910,529	$81,255,167
Consumer	604,809	85,178	182,757	872,744	55,888,951	56,761,695
Commercial Business	185,526	102,244	—	287,770	26,490,123	26,777,893
Commercial Real Estate	2,207,655	364,515	1,919,292	4,491,462	233,323,166	237,814,628
Total	$3,393,753	$551,937	$3,050,924	$6,996,614	$395,612,769	$402,609,383

Schedule of Financing Receivables, Non Accrual Status
The following table shows non-accrual loans by category at December 31, 2018 compared to 2017.

	December 31, 2018		December 31, 2017		$ Increase (Decrease)	% Increase (Decrease)
	Amount	Percent (1)	Amount	Percent (1)
Non-accrual Loans:
Residential Real Estate	$2,084,870	0.5%	$1,948,524	0.5%	$136,346	7.0%
Consumer	1,274,673	0.3	318,926	0.1	955,747	299.7
Commercial Business	124,458	—	109,401	—	15,057	13.8
Commercial Real Estate	3,564,494	0.8	3,340,904	0.8	223,590	6.7
Total Non-accrual Loans	$7,048,495	1.6%	$5,717,755	1.4%	$1,330,740	23.3%
(1) PERCENT OF GROSS LOANS RECEIVABLE HELD FOR INVESTMENT, NET OF DEFERRED FEES AND LOANS IN PROCESS.

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent
The following tables show the allowance for loan losses by loan category for the years ended December 31, 2018, 2017 and 2016.

	For the Year Ended December 31, 2018
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,233,843	$1,144,815	$1,011,227	$4,831,733	$8,221,618
Provision	2,411	173,235	(55,109)	804,463	925,000
Charge-Offs	(46,419)	(224,954)	(32,518)	(351,894)	(655,785)
Recoveries	1,608	110,497	—	568,779	680,884
Ending Balance	$1,191,443	$1,203,593	$923,600	$5,853,081	$9,171,717

	For the Year Ended December 31, 2017
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,360,346	$996,620	$882,999	$5,116,266	$8,356,231
Provision	82,909	257,180	261,599	(301,688)	300,000
Charge-Offs	(211,780)	(184,161)	(133,371)	(301,260)	(830,572)
Recoveries	2,368	75,176	—	318,415	395,959
Ending Balance	$1,233,843	$1,144,815	$1,011,227	$4,831,733	$8,221,618

	For the Year Ended December 31, 2016
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,323,183	$1,063,153	$773,948	$5,114,849	$8,275,133
Provision	223,232	88,466	247,320	(59,018)	500,000
Charge-Offs	(197,381)	(241,738)	(150,000)	(374,144)	(963,263)
Recoveries	11,312	86,739	11,731	434,579	544,361
Ending Balance	$1,360,346	$996,620	$882,999	$5,116,266	$8,356,231

Allowance for Credit Losses on Financing Receivables
The following tables present information related to impaired loans evaluated individually and collectively for impairment in loans receivable at December 31, 2018 and 2017.

	Loans Receivable
December 31, 2018	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$1,700,861	$82,264,555	$83,965,416
Consumer	1,060,043	55,847,512	56,907,555
Commercial Business	77,206	28,009,480	28,086,686
Commercial Real Estate	6,526,015	269,434,423	275,960,438
Total	$9,364,125	$435,555,970	$444,920,095

	Loans Receivable
December 31, 2017	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$1,883,741	$79,371,426	$81,255,167
Consumer	181,617	56,580,078	56,761,695
Commercial Business	100,401	26,677,492	26,777,893
Commercial Real Estate	6,276,547	231,538,081	237,814,628
Total	$8,442,306	$394,167,077	$402,609,383
The following tables present allowance for loan losses information related to impaired loans evaluated individually and collectively for impairment at December 31, 2018 and 2017.

December 31, 2018	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$—	$1,191,443	$1,191,443
Consumer	73,662	1,129,931	1,203,593
Commercial Business	—	923,600	923,600
Commercial Real Estate	665,000	5,188,081	5,853,081
Total	$738,662	$8,433,055	$9,171,717

December 31, 2017	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$—	$1,233,843	$1,233,843
Consumer	—	1,144,815	1,144,815
Commercial Business	—	1,011,227	1,011,227
Commercial Real Estate	—	4,831,733	4,831,733
Total	$—	$8,221,618	$8,221,618

Impaired Financing Receivables
The following tables present information related to impaired loans by loan category as of and for the years ended December 31, 2018, 2017 and 2016.

	December 31, 2018
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$1,700,861	$1,700,861	$—	$1,743,906	$31,853
Consumer	986,380	994,680	—	502,479	—
Commercial Business	77,206	972,206	—	85,020	—
Commercial Real Estate	5,084,458	6,116,761	—	8,052,817	212,186
With an Allowance Recorded:
Consumer	73,662	73,662	73,662	6,139	—
Commercial Real Estate	1,441,558	1,441,558	665,000	636,387	84,881
Total
Residential Real Estate	1,700,861	1,700,861	—	1,743,906	31,853
Consumer	1,060,042	1,068,342	73,662	508,618	—
Commercial Business	77,206	972,206	—	85,020	—
Commercial Real Estate	6,526,016	7,558,319	665,000	8,689,204	297,067
Total	$9,364,125	$11,299,728	$738,662	$11,026,748	$328,920

	December 31, 2017
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$1,883,741	$2,333,741	$—	$2,889,065	$24,273
Consumer	181,617	209,427	—	279,183	—
Commercial Business	100,401	950,401	—	141,940	—
Commercial Real Estate	6,276,547	7,583,847	—	7,483,035	189,373
Total
Residential Real Estate	1,883,741	2,333,741	—	2,889,065	24,273
Consumer	181,617	209,427	—	279,183	—
Commercial Business	100,401	950,401	—	141,940	—
Commercial Real Estate	6,276,547	7,583,847	—	7,483,035	189,373
Total	$8,442,306	$11,077,416	$—	$10,793,223	$213,646

(4)       Loans Receivable, Net, Continued

	December 31, 2016
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$2,181,740	$2,263,240	$—	$3,443,140	$6,371
Consumer	110,114	118,414	—	293,287	—
Commercial Business	145,401	995,401	—	300,386	—
Commercial Real Estate	5,424,701	7,207,688	—	8,688,506	227,441
With an Allowance Recorded:
Consumer	60,438	60,438	1,699	61,947	4,591
Commercial Real Estate	405,640	418,654	12,590	426,569	22,798
Total
Residential Real Estate	2,181,740	2,263,240	—	3,443,140	6,371
Consumer	170,552	178,852	1,699	355,234	4,591
Commercial Business	145,401	995,401	—	300,386	—
Commercial Real Estate	5,830,341	7,626,342	12,590	9,115,075	250,239
Total	$8,328,034	$11,063,835	$14,289	$13,213,835	$261,201

Troubled Debt Restructurings on Financing Receivables
d
during the years ended December 31, 2018, 2017 and 2016. At December 31, 2018, one TDR with a balance of $374,000 was in default. The loan had not been restructured within the last 12 months. At both December 31, 2017 and 2016, two previously restructured loans were in default, none of which had been restructured within the last 12 months. At December 31, 2016, two previously restructured loans were in default, none of which had been restructured during the same period. The Bank considers any loan 30 days or more past due to be in default.